Commitments and Contingencies (Tables) - A Place For Rover INC	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Loss Contingencies [Line Items]
Schedule of minimum future lease obligation

Under ASC Topic 840, Leases (“ASC 840”), contractual commitments related to operating leases were as follows as of December 31, 2020 (in thousands):

Year Ending December 31	Amounts
2021	$4,356
2022	4,303
2023	4,433
2024	4,563
2025	4,693
Thereafter	18,209
Total	$40,557

The minimum future lease obligations in each of the years ending December 31 are as follows (in thousands):

Year Ending December 31	Amounts
2021	$4,356
2022	4,303
2023	4,433
2024	4,563
2025	4,693
Thereafter	18,209
Total	$40,557

Components Of Lease Cost

The components of lease cost were as follows (in thousands):

	Three Months Ended June 30, 2021	Six Months Ended June 30, 2021
Operating lease cost	$983	$1,965
Short-term lease cost	59	118
Sublease income	(174)	(344)
Total lease cost	$868	$1,739

Other Information Lease	Other information related to leases was as follows (in thousands):
Six Months Ended June 30, 2021
Cash paid for operating lease liabilities	$2,072

Summary Of Lease Term And Discount Rate	Lease term and discount rate were as follows:
As of
June 30, 2021
Weighted-average discount rate	7.23%
Weighted-average remaining lease term (years)	8.27

Schedule of Maturities of Lease Liabilities

Maturities of lease liabilities were as follows as of June 30, 2021 (in thousands):

Year Ending December 31	Amounts
Remainder of 2021	$2,115
2022	4,313
2023	4,433
2024	4,563
2025	4,693
Thereafter	18,209
Total lease payments	38,326
Less: imputed interest	(9,830)
Present value of lease liabilities	28,496
Less: current portion of lease liabilities	(2,303)
Total lease liabilities, noncurrent	$26,193